Summary of Reconciliation of Balance Sheet Accounts From the Managed Fleet to Total Amount in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	$ 110,994	$ 108,578
Total prepaid expenses and other current assets	12,431	13,713
Total accounts payable and accrued expenses	17,266	24,385
Total container contracts payable	489,922	231,647
Owned Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	101,328	97,950
Total prepaid expenses and other current assets	12,334	13,614
Total accounts payable and accrued expenses	16,565	23,198
Total container contracts payable	489,922	231,647
Managed Fleet
Reconciliation Of Current Assets And Liabilities [Line Items]
Total accounts receivable, net	9,666	10,628
Total prepaid expenses and other current assets	97	99
Total accounts payable and accrued expenses	$ 701	$ 1,187